OTHER ASSETS	12 Months Ended
Dec. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
OTHER ASSETS
NOTE 22	OTHER ASSETS

	At December 31,
	2013	2012
Other current assets:
Refinery metal inventory and receivable	$679	$1,183
Prepaid assets	157	213
Other refinery metal receivables	130	110
Derivative instruments	4	112
Restricted cash	—	12
Other	36	31

	$1,006	$1,661

Other long-term assets:
Income tax receivable	$229	$76
Goodwill	132	188
Prepaid Royalties	103	78
Intangible assets	98	136
Restricted cash	95	90
Debt issuance costs	62	73
Prepaid maintenance costs	31	17
Derivative instruments	1	144
Other	93	70

	$844	$872